RESTRICTED STOCK AWARDS	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
RESTRICTED STOCK AWARDS

NOTE 5. RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the three months ended March 31, 2025 were as follows:

	March 31, 2025
	Shares	Weighted- Average Grant Date Fair Value

Unvested at Beginning of Period	69,883	$34.05
Granted	-	-
Vested	(2,143)	11.20
Forfeited or Cancelled RSAs	-	-
Unvested at End of Period	67,740	$34.42

At March 31, 2025, we had approximately $0.1 million unrecognized stock-based compensation related to restricted stock awards. The weighted average non-performance based will be recognized over the next 0.5 years.

There are 9,483,720 performance RSAs unvested with a weighted average grant date fair value of $2.3 million at March 31,2025.

We recognized $24,000 and $30,000 related to restricted stock awards for the three months ended March 31, 2025 and 2024, respectively.

NOTE 5. RESTRICTED STOCK AWARDS

Restricted Stock Award transactions during the years ended December 31, 2024 were as follows:

	December 31, 2024
	Shares	Weighted- Average Grant Date Fair Value

Unvested at Beginning of Period	57,027	$39.20
Granted	31,429	9.80
Vested	(7,858)	9.93
Forfeited or Cancelled RSAs	(10,715)	8.40
Unvested at End of Period	69,883	$34.05

At December 31, 2024, we had approximately $2.4 million unrecognized stock-based compensation related to restricted stock awards. The weighted average non-performance based will be recognized over the next 0.6 years.